Investment Securities - Investment Securities Held-to-Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	$ 42,991	$ 43,590
Held-to-maturity securities, Unrealized Gains	106	199
Held-to-maturity securities, Unrealized Losses Other	(662)	(296)
Held-to-maturity securities, Fair Value	42,435	43,493
U.S. Treasury and Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	5,246	2,925
Held-to-maturity securities, Unrealized Gains	12	14
Held-to-maturity securities, Unrealized Losses Other	(132)	(20)
Held-to-maturity securities, Fair Value	5,126	2,919
Mortgage-Backed Securities Residential [Member] | Agency [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	37,706	40,619
Held-to-maturity securities, Unrealized Gains	85	175
Held-to-maturity securities, Unrealized Losses Other	(529)	(273)
Held-to-maturity securities, Fair Value	37,262	40,521
Mortgage-Backed Securities Residential [Member] | Non-Agency Non-Prime [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	1	1
Held-to-maturity securities, Fair Value	1	1
Asset-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	8
Held-to-maturity securities, Fair Value	16
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Unrealized Gains	5	6
Held-to-maturity securities, Fair Value	5	6
Asset-Backed Securities [Member] | Asset-Backed Securities Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	8	10
Held-to-maturity securities, Unrealized Gains	3	3
Held-to-maturity securities, Fair Value	11	13
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	6	8
Held-to-maturity securities, Unrealized Gains	1	1
Held-to-maturity securities, Unrealized Losses Other		(1)
Held-to-maturity securities, Fair Value	7	8
Obligations of Foreign Governments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	9	9
Held-to-maturity securities, Fair Value	9	9
Other Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	15	18
Held-to-maturity securities, Unrealized Losses Other	(1)	(2)
Held-to-maturity securities, Fair Value	$ 14	$ 16